FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Analysis of Financial Instruments Measured at Fair Value (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contingent consideration liabilities
Beginning balance	£ (18,682)
Ending balance	(18,351)	£ (18,682)
At Fair Value | Contingent consideration liabilities | Level 3
Contingent consideration liabilities
Beginning balance	(133)	(199)
Gains/(losses) recognised in the income statement	1	1
Losses recognised in other comprehensive income	0
Exchange adjustments	(1)	(1)
Transfers	27
Additions	0	(33)
Settlements	65	97
Ending balance	(39)	(133)
At Fair Value | Other investments | Other investments | Level 3
Other investments
Beginning balance	322	325
Gains/(losses) recognised in the income statement	(21)	(29)
Losses recognised in other comprehensive income	(54)
Exchange adjustments	15	(2)
Transfers	(6)
Additions	9	24
Settlements	0	0
Ending balance	£ 235	£ 322